Fixed Assets (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Depreciation expense	$ 0	$ 738	$ 1,473	$ 2,213	$ 2,947	$ 4,333
Total Fixed assets	$ 15,182		$ 15,182		1,971,301	$ 2,421,308
Production Equipment, Building, Leasehold Improvements, and Office Equipment [Member]
Total Fixed assets					1,016,532
Linear Accelerator [Member]
Total Fixed assets					$ 1,375,000